Prepaid expenses (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Prepaid expenses
Solo deposit	$ 4,734,914	$ 1,295,044
Battery cell deposit	6,121,372	2,598,504
Battery deposit	100,207	50,285
Prepaid insurance	2,027,001	419,126
Prepaid rent and security deposit	444,976	102,620
Other prepaid expenses	999,647	573,571
Total	$ 14,428,117	$ 5,039,150